Advances Payments for Goods - Schedule of Advances Payments for Goods (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advances Payments for Goods [Abstract]
Advances payments for goods	$ 4,361,465	$ 3,060,430